Fair Value Measurement - Schedule of Company’s Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Digital assets (Bitcoin)	$ 1,445
Liabilities:
Convertible notes due to related parties held at fair value	4,160	2,234
Loans payable	7,877
Warrant liabilities	298
Total liabilities measured at fair value	12,335	2,234
Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	277
Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	21
Level 1 [Member]
Assets:
Digital assets (Bitcoin)	1,445
Liabilities:
Convertible notes due to related parties held at fair value
Loans payable
Total liabilities measured at fair value
Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Level 1 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
Level 2 [Member]
Assets:
Digital assets (Bitcoin)
Liabilities:
Convertible notes due to related parties held at fair value
Loans payable
Total liabilities measured at fair value
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Level 2 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Assets:
Digital assets (Bitcoin)
Liabilities:
Convertible notes due to related parties held at fair value	4,160	2,234
Loans payable	7,877
Total liabilities measured at fair value	12,335	2,234
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	277
Level 3 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	$ 21